Investments - Schedule of Carrying Amount of Investments, by Category (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Investments in equity method investees	$ 71.3	$ 68.4	$ 63.1
Other investments	6.4	6.4	1.6
Investments	$ 77.7	$ 74.8	$ 64.7